Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Due from related parties	197	154
Due to related parties	(230)	(261)
Investment	251	251